STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 4 – STOCKHOLDERS' DEFICIT

Issued and Authorized

As of December 31, 2017, Jupiter Gold had 4,429,599 shares of its common stock and 1 share of its preferred stock issued and outstanding. As of December 31, 2017, Jupiter Gold had 40 million common shares and 10 million preferred shares authorized.

Common Stock

During the year ended December 31, 2017, Jupiter Gold issued and sold 250,100 shares of common stock for cash proceeds of $250,100.

On September 29, 2017, Jupiter Gold agreed to issue 176,332 shares of common stock on behalf of MJL to purchase various capital assets valued at approximately 554,000 Brazilian Reais (or $175,000) from a related party.

On July 27, 2016, Jupiter Gold issued 4,000,000 shares of its common stock to Brazil Minerals, a related party, with respect to the transaction detailed in Note 1.

Preferred A Stock

Jupiter Gold has issued to one of its directors one share of a Series A Convertible Preferred Stock ("Preferred A Stock"). The Certificate of Designations, Preferences and Rights of Preferred A Stock provides that for so long as it is issued and outstanding, its holders shall vote together as a single class with the holders of the Company's common stock, with the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.

Options

During the year ended December 31, 2017, the Company granted to directors as contractual compensation options to purchase an aggregate of 670,000 shares of its common stock. The options were valued at $363,443 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($1.00), the strike price ($1.25 or $1.00 according to the specific issuance), expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 1.93%, and an expected term of five years.

During the year ended December 31, 2016, the Company granted to directors as contractual compensation options to purchase an aggregate of 610,000 shares of its common stock. The options were valued at $302,002 in total. The options were valued using the Black-Scholes option pricing model with the following average assumptions: our stock price on date of grant ($1.00), the strike price ($1.25 or $1.00 according to the specific issuance), expected dividend yield of 0%, historical volatility of 63.08%, risk-free interest rate of 1.93%, and an expected term of five years.

With the untimely death of director Paul Durand on December 18, 2017, the options awarded to him expired as of December 31, 2017.